Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Consumer Discretionary Portfolio - Select Consumer Discretionary Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871